Segment information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Segment information [Line Items]
Administrative expenses		$ (42,054)	$ (34,170)	$ (37,471)
Geological and geophysical expenses		(7,694)	(10,282)	(13,831)
Unrealized loss on commodity risk management contracts		(13,300)	(3,068)	0
Depreciation		(74,885)	(75,774)	(105,557)
Share-based payment		(4,075)	(3,367)	(8,223)
Operating profit (loss)		78,996	(28,613)	(232,491)
Financial expenses		(53,511)	(36,229)	(36,924)
Financial income		2,016	2,128	1,269
Foreign exchange (loss) profit		(2,193)	13,872	(33,474)
Profit (Loss) before tax		25,308	(48,842)	(301,620)
Reportable segments [member]
Disclosure of Segment information [Line Items]
Operating netback		228,308	122,147	118,027
Administrative expenses		(38,937)	(32,323)	(30,590)
Geological and geophysical expenses		(13,595)	(11,503)	(13,650)
Adjusted EBITDA for reportable segments		175,776	78,321	73,787
Unrealized loss on commodity risk management contracts		(13,300)	(3,068)	0
Depreciation	[1]	(74,885)	(75,774)	(105,557)
Share-based payment		(4,075)	(3,367)	(8,223)
Impairment and write-off of unsuccessful exploration efforts		(5,834)	(25,702)	(179,658)
Others	[2]	1,314	977	(12,840)
Operating profit (loss)		78,996	(28,613)	(232,491)
Financial expenses		(53,511)	(36,229)	(36,924)
Financial income		2,016	2,128	1,269
Foreign exchange (loss) profit		(2,193)	13,872	(33,474)
Profit (Loss) before tax		$ 25,308	$ (48,842)	$ (301,620)

[1]	Net of capitalised costs for oil stock included in Inventories.
[2]	In 2015 includes termination costs (see Note 36). Also includes internally capitalised costs.